Subsequent events	12 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
Subsequent events

32. Subsequent events

Sale of Bananal X Farm

The Company concluded the sale of the 2,160 hectares of the Bananal Farm, an area located in the municipality of Luís Eduardo Magalhães, state of Bahia, with 1,714 agricultural hectares. The farm was registered as Non-Current Asset Held for Sale (Note 30) due to a disagreement involving the lessee of the area upon the sale. The conditions precedent set forth in the Sale Commitment were fully met on July 31, 2020 after the receipt of R$5,500. The nominal sale value is R$28,000, of which R$7,500 already has been received by the Company.